RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 4) - CAD CAD in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gains/(loss) recognized in OCI	CAD 364	CAD (301)	CAD (367)	CAD (564)
Amount of gains/(loss) reclassified from AOCI to earnings (effective portion)	28	41	23	64
Amount of gains/(loss) reclassified from AOCI to earnings (ineffective portion and amount excluded from effectiveness testing)	(12)	5	(30)	31
Total unrealized derivative fair value gains/(loss)	352	607	CAD (1,131)	363
Rolling time period over which the Company forecasts cash requirements			12 months
Period of anticipated requirements for which the Company maintains sufficient liquidity through committed credit facilities			1 year
Non-Qualifying Derivative Instruments
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)	352	609	CAD (1,131)	368
Cash Flow Hedges
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Estimated amount of AOCI related to cash flow hedges reclassified to earnings in the next 12 months			CAD 74
Period to hedge exposures to the variability of cash flows for all forecasted transactions			42 months
Foreign Exchange Risk | Other income/(expense)
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of gains/(loss) reclassified from AOCI to earnings (effective portion)	6	16	CAD 6	15
Foreign Exchange Risk | Non-Qualifying Derivative Instruments
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)	388	478	(905)	58
Foreign Exchange Risk | Non-Qualifying Derivative Instruments | Transportation and other services revenues
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)			(571)	56
Foreign Exchange Risk | Non-Qualifying Derivative Instruments | Other income/(expense)
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)			(334)	2
Foreign Exchange Risk | Cash Flow Hedges
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gains/(loss) recognized in OCI	(15)	(60)	30	(31)
Foreign Exchange Risk | Net Investment Hedges
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gains/(loss) recognized in OCI	22	45	(101)	(3)
Interest rate contracts | Interest expense.
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of gains/(loss) reclassified from AOCI to earnings (effective portion)	23	23	33	44
Amount of gains/(loss) reclassified from AOCI to earnings (ineffective portion and amount excluded from effectiveness testing)	(12)	3	(35)	28
Interest rate contracts | Non-Qualifying Derivative Instruments
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)		1		2
Interest rate contracts | Cash Flow Hedges
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gains/(loss) recognized in OCI	392	(279)	(272)	(521)
Commodity contracts | Commodity costs
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of gains/(loss) reclassified from AOCI to earnings (effective portion)	(2)	5	(22)	12
Amount of gains/(loss) reclassified from AOCI to earnings (ineffective portion and amount excluded from effectiveness testing)		2	5	3
Commodity contracts | Non-Qualifying Derivative Instruments
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)	(35)	128	(227)	301
Commodity contracts | Non-Qualifying Derivative Instruments | Commodity sales revenue
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)			(357)	0
Commodity contracts | Non-Qualifying Derivative Instruments | Commodity costs
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)			118	(1)
Commodity contracts | Non-Qualifying Derivative Instruments | Operating and administrative expense
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)			7	(3)
Commodity contracts | Non-Qualifying Derivative Instruments | Transportation and other services revenues
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)			5	305
Commodity contracts | Cash Flow Hedges
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gains/(loss) recognized in OCI	(29)	(10)	(10)	(17)
Other contracts | Operating and administrative expense
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of gains/(loss) reclassified from AOCI to earnings (effective portion)	1	(3)	6	(7)
Other contracts | Non-Qualifying Derivative Instruments
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)	(1)	2	1	7
Other contracts | Cash Flow Hedges
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gains/(loss) recognized in OCI	CAD (6)	CAD 3	CAD (14)	CAD 8